UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Horizon Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:   8/31/2014

Item 1.  Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Shares		Value
	COMMON STOCKS - 2.0%
	APPAREL - 0.1%
11,925	Crocs, Inc. *	$ 184,241
2,967	VF Corp.	190,244
		374,485
	BANKS - 0.1%
11,678	Bank of America Corp.	187,899
5,563	Morgan Stanley & Co.	190,867
		378,766
	BIOTECHNOLOGY - 0.2%
5,784	Acorda Therapeutics, Inc. *	188,443
8,561	AMAG Pharmaceuticals, Inc. *	193,735
23,257	Spectrum Pharmaceuticals, Inc. *	188,614
		570,792
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
8,405	E*TRADE Financial Corp. *	187,095

	ELECTRIC - 0.1%
9,729	EnerNOC, Inc. *	191,078

	FOOD - 0.1%
3,781	Hormel Foods Corp.	191,621

	HEALTHCARE-PRODUCTS - 0.1%
26,178	BioTelemetry, Inc. *	191,623
8,439	Cynosure Inc. - Cl. A *	190,131
		381,754
	HEALTHCARE-SERVICES - 0.1%
4,116	Health Net, Inc./CA *	194,275

	HOME FURNISHINGS - 0.0%
7,501	Ethan Allen Interiors, Inc.	189,250

	INSURANCE - 0.1%
1,394	Berkshire Hathaway, Inc. *	191,326
5,569	XL Group PLC	190,348
		381,674
	INTERNET - 0.1%
3,382	eBay, Inc. *	187,701
1,856	TripAdvisor, Inc. *	183,911
		371,612
	IRON/STEEL - 0.0%
2,710	Reliance Steel & Aluminum Co.	189,483

	LEISURE TIME - 0.0%
5,014	Carnival Corp.	189,930

	MACHINERY-DIVERSIFIED - 0.1%
9,318	Briggs & Stratton Corp.	187,665
1,260	Roper Industries, Inc.	189,706
		377,371

	OIL&GAS - 0.2%
7,146	Chesapeake Energy Corp.	194,371
2,214	SM Energy Co.	197,135
20,717	VAALCO Energy, Inc. *	189,561
3,498	Valero Energy Corp.	189,382
		770,449
	OIL&GAS SERVICES - 0.1%
6,674	Matrix Service Co. *	188,274
8,766	Tesco Corp.	186,015
		374,289
	PHARMACEUTICALS - 0.1%
12,631	Omega Protein Corp. *	190,349

	REAL ESTATE INVESTMENT TRUSTS - 0.0%
5,562	Weyerhaeuser Co.	188,830

	RETAIL - 0.2%
37,520	Office Depot, Inc. *	192,102
3,195	TJX Cos, Inc./The	190,454
2,872	Tractor Supply Co.	192,280
		574,836
	SEMICONDUCTORS - 0.1%
5,497	Altera Corp.	194,264
12,872	Kulicke & Soffa Industries, Inc. *	189,090
		383,354
	SOFTWARE - 0.2%
2,739	Citrix Systems, Inc. *	192,442
12,482	Ebix, Inc.	192,722
4,591	Oracle Corp.	190,664
		575,828
	TRANSPORTATION - 0.0%
3,701	Con-way, Inc.	189,676

	TOTAL COMMON STOCK (Cost - $7,438,710)	7,416,797

	EQUITY FUNDS - 95.6%
	INTERNATIONAL EQUITY - 28.1%
713,844	iShares MSCI ACWI ETF	43,487,377
619,030	iShares MSCI ACWI ex US ETF	29,577,254
467,356	iShares MSCI EMU ETF	18,633,484
325,311	Vanguard FTSE Emerging Markets ETF	14,769,119
		106,467,234
	LARGE CAP BLEND - 25.9%
488,555	SPDR S&P 500 ETF Trust	98,057,874

	LARGE CAP GROWTH - 38.8%
179,774	iShares Core S&P 500 ETF	36,307,157
502,630	iShares S&P 500 Growth ETF	54,419,750
564,899	Powershares QQQ Trust Series 1	56,365,622
		147,092,529
	SPECIALTY - 2.8%
332,386	SPDR S&P Bank ETF	10,845,755

	TOTAL EQUITY FUNDS (Cost - $353,232,271)	362,463,392

Contracts	PURCHASED PUT OPTIONS - 0.5% *
1,200	Market Vectors Russia ETF
	Expiration January 2015, Exercise Price $25 **	318,000
1,200	SPDR S&P 500 ETF Trust
	Expiration December 2014, Exercise Price $192 **	409,200
900	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $160 **	112,500
1,400	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $195 **	995,400

	TOTAL PURCHASED PUT OPTIONS (Cost - $2,608,450)	1,835,100

Shares	SHORT-TERM INVESTMENTS - 3.3%
	MONEY MARKET FUND - 3.3%
12,533,470	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,533,470)	12,533,470

	TOTAL INVESTMENTS - 101.4% (Cost - $375,812,901) (a)	$ 384,248,759
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %	(5,147,680)
	NET ASSETS - 100.0%	$ 379,101,079

Contracts		Value
	PUT OPTIONS WRITTEN *
1,200	SPDR S&P 500 ETF Trust
	Expiration December 2014, Exercise Price $180 **	$ 180,000
2,300	SPDR S&P 500 ETF Trust
	Expiration March 2015, Exercise Price $180 **	798,100

	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,533,516) (a)	978,100

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $373,952,830  and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 10,747,307
	Unrealized depreciation	(1,429,478)
	Net unrealized appreciation	$ 9,317,829

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Shares		Value
	COMMON STOCK - 4.8%
	CHEMICALS - 0.4%
2,927	Terra Nitrogen Co. LP	$ 435,391

	COAL - 1.0%
6,217	Alliance Resource Partners LP	446,505
14,013	Natural Resource Partners LP	697,287
		1,143,792
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
15,245	AllianceBernstein Holding LP - Miscellaneous	421,677

	ENTERTAINMENT - 0.3%
8,294	Cedar Fair LP	410,470

	OIL & GAS - 1.0%
17,921	Memorial Production Partners LP	419,351
15,986	Northern Tier Energy LP	418,513
13,206	Vanguard Natural Resources LLC	388,521
		1,226,385
	PIPELINES - 0.7%
5,100	Kinder Morgan Energy Partners LP	491,538
26,711	Niska Gas Storage Partners LLC	384,906
		876,444
	PRIVATE EQUITY - 0.7%
15,818	Apollo Global Management LLC - Cl. A	385,959
12,353	Carlyle Group LP/The	410,861
		796,820
	TRANSPORTATION - 0.3%
37,002	Capital Product Partners LP	404,802

	TOTAL COMMON STOCK (Cost - $5,560,909)	5,715,781

	BOND FUNDS - 87.3%
284,382	iShares 1-3 Year Treasury Bond ETF	24,058,717
179,293	iShares Core Total US Bond Market ETF	19,718,644
99,101	iShares Short Treasury Bond ETF	10,927,867
286,245	Market Vectors High Yield Municipal Index ETF	8,776,272
536,446	SPDR Barclays Short Term High Yield Bond ETF	16,388,425
278,608	Vanguard Total Bond Market ETF	23,007,449
	TOTAL BOND FUNDS (Cost - $101,898,543)	102,877,374

	EQUITY FUNDS - 5.6%
	ASSET ALLOCATION FUND - 5.6%
261,682	PowerShares CEF Income Composite Portfolio
	TOTAL EQUITY FUNDS (Cost - $6,508,615)	6,578,685

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Contracts		Value
	PURCHASED PUT OPTIONS - 0.0% *
469	iShares 1-3 Year Treasury Bond ETF
	Expiration December 2014, Exercise Price $84 **	$ 9,380
500	iShares 20+ Year Treasury Bond ETF
	Expiration September 2014, Exercise Price $102 **	500
350	iShares 20+ Year Treasury Bond ETF
	Expiration September 2014, Exercise Price $110 **	1,050
300	iShares 20+ Year Treasury Bond ETF
	Expiration September 2014, Exercise Price $111 **	1,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $65,334)	12,430

Shares	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
4,323,554	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,323,554)	4,323,554

	TOTAL INVESTMENTS - 101.4% (Cost - $118,356,955) (a)	$ 119,507,824
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %	(1,671,534)
	NET ASSETS - 100.0%	$ 117,836,290

* Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $118,378,196 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,377,372
	Unrealized depreciation	(247,744)
	Net unrealized appreciation	$ 1,129,628

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

TOTAL INVESTMENTS - 0.0% (Cost - $0) (a)	$ -
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	2,500
NET ASSETS - 100.0%	$ 2,500

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $0 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation	$ -

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2014  in valuing the Funds' investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 7,416,797	$ -	$ -	$ 7,416,797
Equity Funds	362,463,392	-	-	362,463,392
Purchased Put Options	1,835,100	-	-	1,835,100
Money Market Funds	12,533,470	-	-	12,533,470
Total	$ 384,248,759	$ -	$ -	$ 384,248,759

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ 978,100	$ -	$ -	$ 978,100
Total	$ 978,100	$ -	$ -	$ 978,100

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,715,781	$ -	$ -	$ 5,715,781
Bond Funds	102,877,374	-	-	102,877,374
Equity Funds	6,578,685	-	-	6,578,685
Purchased Put Options	12,430	-	-	12,430
Money Market Funds	4,323,554	-	-	4,323,554
Total	$ 119,507,824	$ -	$ -	$ 119,507,824

The Funds did not hold any Level 2 or Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Each Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended August 31, 2014, the Funds' unrealized appreciation/(depreciation) on option contracts subject to equity price risk are stated in the table below.

				Unrealized Appreciation/ (Depreciation)
Horizon Active Asset Allocation Fund				$ (217,934)
Horizon Active Income Fund				(52,904)

The amount of derivative instruments disclosed on the Portfolios of Investments at August 31, 2014 is a reflection of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Funds

By (Signature and Title)

/s/Ryan Beach

       Ryan Beach, President

Date

   10/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

       Ryan Beach, President

Date

10/27/14

By (Signature and Title)

/s/Dawn Borelli

       Dawn Borelli, Treasurer

Date

    10/27/14